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[ING LETTERHEAD]


September 5, 2002


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  ING GET Fund (formerly Aetna GET Fund) - Series T
     Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A SEC File Nos. 33-12723 and 811-5062

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of ING GET Fund (the "Registrant") that the form of Prospectus and Statement of Additional Information relating to Series T that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act does not differ from the form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, which was declared effective on August 30, 2002.

                                         Sincerely,

                                         ING GET FUND


                                          /s/ Michael J. Roland
                                         -----------------------------------
                                         by:  Michael J. Roland
                                              Senior Vice President

cc:      Pat Bauer, ING